SCHEDULE III - Distribution Systems and Accumulated Depreciation	12 Months Ended
Dec. 31, 2014
Distribution Systems
SCHEDULE III - Distribution Systems and Accumulated Depreciation

SCHEDULE III—Distribution Systems and Accumulated Depreciation

As of December 31, 2014

(dollars in thousands)

Col. A	Col. B	Col. C		Col. D				Col. E	Col. F	Col. G		Col. H		Col. I
								Gross Amount Carried at Close of Period
		Initial Cost to Company(1)		Cost Subsequent to Acquisition(1)										Life on which Depreciation in Latest Income Statement is Computed
Description	Encumbrances	Distribution Systems		Improvements		Carrying Costs		Distribution Systems Total	Accumulated Depreciation	Date of Construction(2)		Date Acquired(2)
Land	$—		(1)		(1)		(1)	$32,992	$—		(2)		(2)
Buildings and improvements	—		(1)		(1)		(1)	305,559	(133,121)		(2)		(2)	3 - 40 years
Poles	—		(1)		(1)		(1)	222,933	(171,927)		(2)		(2)	13 - 40 years
Fiber	—		(1)		(1)		(1)	1,841,227	(582,029)		(2)		(2)	7 - 40 years
Copper	—		(1)		(1)		(1)	3,430,810	(2,448,786)		(2)		(2)	7 - 40 years
Conduit	—		(1)		(1)		(1)	89,200	(49,057)		(2)		(2)	13 - 47 years
Construction in progress	—		(1)		(1)		(1)	33,984	—		(2)		(2)
(1)
Given the voluminous nature and variety of the Distribution Systems assets, this schedule omits columns C and D from the Schedule III presentation.

(2)
Because additions and improvements to the Distribution Systems are ongoing, construction and acquisition dates are not applicable.

Carrying cost:
Balance at beginning of period	$5,737,155
Improvements	219,550

Balance at close of period	$5,956,705

Accumulated depreciation:
Balance at beginning of period	$(3,054,154)
Depreciation expense	(343,123)
Other activity	12,357

Balance at close of period	$(3,384,920)